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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_]  is a restatement.
                                    [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC
Address: 595 Madison Avenue, 16th Floor,
         New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa Hess
Title: President and Managing Member
Phone: (212) 554-2383

Signature, Place, and Date of Signing:


/s/ Lisa Hess    New York, NY    February 14, 2012
---------------  ------------    -----------------
    (Name)       (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         15 Items
Form 13F Information Table Value Total:   $167,242 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8
---------------------------- ---------------- --------- --------- ---------     -------- -------- ---------
                                                         MARKET                                     VOTING
                                                          VALUE    SHARES/  SH/  INVSTMT  OTHER   AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X $1000)  PRN AMT. PRN DISCRETN MANAGERS   SOLE
---------------------------- ---------------- --------- --------- --------- --- -------- -------- ---------
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   12,812    225,000 SH    SOLE     NONE     225,000
CALPINE CORP                 COM NEW          131347304   12,248    750,000 SH    SOLE     NONE     750,000
CARBO CERAMICS INC           COM              140781105   32,024    259,665 SH    SOLE     NONE     259,665
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   12,087    850,000 SH    SOLE     NONE     850,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    7,339    142,695 SH    SOLE     NONE     142,695
GOLAR LNG LTD BERMUDA        SHS              G9456A100    8,266    185,969 SH    SOLE     NONE     185,969
LAMAR ADVERTISING CO         CL A             512815101    6,163    224,100 SH    SOLE     NONE     224,100
LEAR CORP                    COM NEW          521865204   14,687    369,032 SH    SOLE     NONE     369,032
LUFKIN INDS INC              COM              549764108    4,430     65,813 SH    SOLE     NONE      65,813
POLYPORE INTL INC            COM              73179V103    4,963    112,830 SH    SOLE     NONE     112,830
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   16,794    416,109 SH    SOLE     NONE     416,109
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106    8,604    263,937 SH    SOLE     NONE     263,937
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    8,492    140,000 SH    SOLE     NONE     140,000
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888   16,801    982,488 SH    SOLE     NONE     982,488
XERIUM TECHNOLOGIES INC      COM NEW          98416J118    1,531    234,121 SH    SOLE     NONE     234,121
                                                         167,242  5,221,759                       5,221,759